Borrowings (Details Textual) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Borrowings Outstanding [Member]
Debt, Weighted Average Interest Rate	6.50%	6.40%
Revolving Credit Facility [Member]
Revolving line of credit	¥ 512.3	¥ 1,980.0